UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 13, 2019 to July 12, 2019

Commission File Number of Issuing entity:	333-191331-08

Central Index Key Number of issuing entity:	0001639694

GS Mortgage Securities Trust 2015-GC30
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

Central Index Key Number of depositor:	0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0001541502
0001541001
0001558761
0001682511
0001576832

Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
Cantor Commercial Real Estate Lending, L.P.
Starwood Mortgage Funding I LLC
MC-Five Mile Commercial Mortgage Finance LLC
(Exact name of sponsor(s) as specified in its charters)

Leah Nivison (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3970768
38-3970769
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street, Chicago, IL
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7530
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-AB	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
PEZ	☐	☐	☒	_______
C	☐	☐	☒	_______
D	☐	☐	☒	_______
X-D	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On July 12, 2019 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC30. The distribution report is attached as an Exhibit to this Form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2015-GC30 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 13, 2019 to July 12, 2019.

The Depositor has filed a Form ABS-15G on February 14, 2019. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (GSMC), one of the sponsors, has filed a Form ABS-15G on May 14, 2019. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Cantor Commercial Real Estate Lending L.P. (CCRE), one of the sponsors, has filed a Form ABS-15G on February 11, 2019. The CIK number of CCRE is 0001558761. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp.(CGMRC), one of the sponsors, has filed a Form ABS-15G on February 14, 2019. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC (Five Mile), one of the sponsors, has filed a Form ABS-15G on January 25, 2019. The CIK number of Five Mile is 0001576832.

Starwood Mortgage Funding I LLC, one of the sponsors, has filed a Form ABS-15G on February 06, 2019. The CIK number of Starwood Mortgage Funding I LLC is 0001682511. There is no new activity to report at this time.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

Item 2. Legal Proceedings.
In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default. Currently, U.S. Bank is a defendant in multiple actions alleging individual or class action claims against it.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.). The complaint, which was later amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and servicing of the student loans.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the lawsuit are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, U.S. Bank requested a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are being litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases.

U.S. Bank intends to continue to defend this lawsuit vigorously.

PART II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.
The Dallas Market Center Mortgage Loan (Control Number 1 on Annex A of the prospectus supplement of the registrant relating to the issuing entity filed on May 29, 2015 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the prospectus supplement. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $27,312,030.00 for the twelve–month period ended February 28, 2019.

Item 7. Change in Sponsor Interest in the Securities

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC30, relating to the July 12, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: July 22, 2019	/s/ Leah Nivison
Name: Leah Nivison
Title: CEO

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of GS Mortgage Securities Trust 2015-GC30, relating to the July 12, 2019 distribution.